Share-Based Compensation - Summary of Stock Options Valuation Assumptions (Detail) - $ / shares	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Aug. 19, 2019
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Risk-free interest rate minimum	0.51%	1.63%	2.69%
Risk-free interest rate maximum	1.90%	2.41%	3.05%
Dividend yield	0.00%	0.00%	0.00%
Expected volatility range Minimum	44.90%	44.60%	46.00%
Expected volatility range Maximum	49.30%	45.40%	47.80%
Exercise multiple	$ 2.20		$ 2.20
Contractual life	10 years	10 years	10 years
Fair market value per ordinary share as at valuation dates				$ 9.39
Maximum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Exercise multiple		$ 2.80
Fair market value per ordinary share as at valuation dates	$ 27.15	9.41	$ 3.20
Minimum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Exercise multiple		2.20
Fair market value per ordinary share as at valuation dates	$ 9.41	$ 3.30	$ 2.32